Taxation - Analysis of Deferred Tax Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Oct. 24, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities1	R 10,575	R 4,172	R 2,678
Deferred tax assets1	(1,121)	(126)	(156)
Net deferred tax liability1	9,454	4,046
Income and mining taxes paid	(8,219)	(4,289)	(2,388)
Net income tax payable/receivable as of acquisition date		0		R 45
Increase Decrease Through Net Exchange Differences - Net income tax payable/receivable	(94)	0
Net income tax Payable/Receivable - Other	0	(10)
Income tax payable1	874	72	152
Current tax assets	(62)	(82)
Net income tax Payable/Receivable	812	(10)	R 117
Current tax expense (income) and adjustments for current tax of prior periods	9,090	4,172
Deferred tax assets1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets1	(5,674)	(2,320)
Deferred tax asset to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets1	(3,544)	(1,121)
Deferred tax asset to be recovered within 12 months1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets1	(2,130)	(1,199)
Deferred tax liabilities1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities1	15,128	6,366
Deferred tax liability to be recovered after more than 12 months1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities1	14,133	5,695
Deferred tax liability to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities1	R 995	R 671